Award Timing Disclosure	12 Months Ended
Dec. 31, 2026
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	Our Compensation and Human Capital Committee does not grant stock options or similar awards in anticipation of the release of material non-public information nor does the Company time the disclosure of material non-public information for the purpose of affecting the value of executive compensation. In 2024, the Company did not grant any stock options.
Award Timing Method	nor does the Company time the disclosure of material non-public information for the purpose of affecting the value of executive compensation.
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	Our Compensation and Human Capital Committee does not grant stock options or similar awards in anticipation of the release of material non-public information nor does the Company time the disclosure of material non-public information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false